Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Schedule of Maturities of Time Deposits	At December 31, 2014, the scheduled maturities of time deposits are as follows (in thousands):

Year Ending December 31,	Amount
2015	$26,369
2016	6,032
2017	3,852

$36,253